SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-32216)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 87	[X]
and

REGISTRATION STATEMENT (811-05962) UNDER THE INVESTMENT COMPANY ACT OF
1940
Amendment No. 90	[X]

VANGUARD VARIABLE INSURANCE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on April 26, 2018 pursuant to paragraph (b)
[] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post Effective Amendment No. 87 under the Securities Act of 1933, as amended (the “Securities
Act”) (Amendment No. 90 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N 1A (the “Registration Statement”) of Vanguard Variable Insurance
Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until on or about April 26, 2018, the pending effective date of the
Trust’s 86th Post Effective Amendment. By way of further background:

· Post Effective Amendment No. 86 was filed under Rule 485(a)(1) on January 18, 2018, for the purposes of: (1) changing the name of the REIT Portfolio to the Real Estate Index Portfolio; (2)
changing the REIT Portfolio’s benchmark index; (3) disclosing a change to the REIT Portfolio’s investment objective; and (4) effecting a number of non material editorial changes. Post
Effective Amendment No. 86 originally requested that the Amendment become effective 60 days after filing pursuant to the requirements of Rule 485(a)(1).

This Post Effective Amendment No. 87 incorporates by reference the information contained in Parts A,
B, and C of Post Effective Amendment No. 86 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 15th day of April, 2018.

VANGUARD VARIABLE INSURANCE FUNDS

BY:_________/s/ Mortimer J. Buckley*____________

Mortimer J. Buckley
Chief Executive Officer, President, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman of the Board of	March 15, 2018
Trustees
F. William McNabb III
/s/ Mortimer J. Buckley*	Chief Executive Officer,	March 15, 2018
President, and Trustee
Mortimer J. Buckley
/s/ Emerson U. Fullwood*	Trustee	March 15, 2018
Emerson U. Fullwood
/s/ Amy Gutmann*	Trustee	March 15, 2018
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	March 15, 2018
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	March 15, 2018
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	March 15, 2018
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	March 15, 2018
Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	March 15, 2018
Deanna Mulligan
/s/ André F. Perold*	Trustee	March 15, 2018
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	March 15, 2018
Sarah Bloom Raskin
/s/ Peter F. Volanakis*	Trustee	March 15, 2018
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	March 15, 2018
Thomas J. Higgins

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216, Incorporated by Reference.